Income Taxes - Disclosure of Major Components of Tax Expense (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Expense for the year	$ 1,236	$ 239
Current income tax expense	1,236	239
Origination and reversal of temporary differences in the current year	(1,002)	(41,812)
Deferred income tax expense (recovery)	(1,002)	(41,812)
Income tax recovery (expense)	$ 234	$ (41,573)